Income Taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss	$ 1,251,012,000	$ 369,570,000
Capitalized patent costs	167,330,000	112,732,000
Stock-based compensation	1,588,000	497,000
Deferred tax asset	1,419,930,000	482,799,000
Valuation Allowance	(1,419,814,000)	(482,506,000)
Deferred tax assets	116,000	293,000
Deferred tax liabilities
Fixed assets	(116,000)	(293,000)
Total deferred tax liabilities	(116,000)	(293,000)
Net deferred tax assets
Chardan Healthcare Acquisition 2 Corp. [Member]
Deferred tax assets
Net operating loss	164,481	519
Deferred tax asset	164,481	519
Valuation Allowance	(164,481)	(519)
Deferred tax assets